INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax asset:
Net operating loss	$ 7,396,000	$ 6,558,000
Intangible asset basis	113,000	118,000
Deferred rent liability	177,000	349,000
Inventory adjustments	375,000	352,000
R&D capitalization	102,000	201,000
Asset retirement obligation	7,000	4,000
Settlement liability	298,000	267,000
Accrued warranty	13,000	14,000
Accrued salaries	69,000	65,000
Deferred revenue	35,000	12,000
Accrued interest	122,000
Total deferred tax asset	8,707,000	7,940,000
Deferred tax liability:
ROU assets	(159,000)	(316,000)
Fixed asset basis	(90,000)	(97,000)
Total deferred income tax liabilities	(249,000)	(413,000)
Net deferred income tax assets	8,458,000	7,527,000
Valuation allowance	(8,458,000)	(7,527,000)
Deferred tax asset (liability), net